TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 14 -	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Until December 31, 2010, TAT and Turbochrome has elected to participate in the alternative package of tax benefits for its approved and benefited enterprise under the law.

Pursuant to such Law, the income derived from those enterprises will be exempt from Israeli corporate tax for a specified benefit period (except to the extent that dividends are distributed during the tax-exemption period other than upon liquidation) and subject to reduced corporate tax rates for an additional period.

In the event of distribution of a dividend from income which was tax exempt as above, the company would have to pay a regular corporate tax rate in respect of the amount distributed.

Preferred Enterprises

Additional amendments to the Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively,Thereafter. As with dividends distributed from taxable income derived from an Approved or Benefited Enterprises during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 20% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company elected to irrevocably implement the 2011 Amendment, commencing 2011 and thereafter, and be regarded as a "Preferred Enterprise" with respect to its existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law") (cont.):

Under a recent amendment, announced in August 2013, beginning in 2014, dividends paid out of income attributed to a Preferred Enterprise will be subject to a withholding tax rate of 20% (instead of 15%). In addition, tax rates under the Preferred Enterprise were also raised effective as of January 1, 2014 to 9% in Zone A and 16% elsewhere (instead of the 6% and 12%, respectively).

TAT is located in an area in Israel that is designated as elsewhere and as such entitled to reduce tax rates of 15% during 2011-2012, 12.5% in 2013, and 16% in 2014 and thereafter.

Turbochrome is located in an area in Israel that is designated as Zone A and as such entitled to reduce tax rates of 10% during 2011-2012, 7% in 2013, and 9% in 2014, 2015 and 2016.

The uniform tax rate for Development Zone A, as of January 1, 2017, is 7.5% (as part of changes enacted in Amendment 73).

b.	Corporate tax rate in Israel

The income of the Israeli companies is taxed in Israel at the regular corporate tax rates which were 26.5% for 2014 and 2015.

In January 2016, the Law for the Amendment of the Income Tax Ordinance (No.216) was published, enacting a reduction of corporate tax rate beginning in 2016 and thereafter, from 26.5% to 25%. In December 2016, additional legislation was enacted, reducing the corporate tax rate to 24% for 2017 and to 23% for 2018 and thereafter. There is no impact on the financial statements of the Company as a result of the changes in the Israeli corporate tax rate.

Capital gain is subject to capital gain tax according to corporate tax rate in the year which the assets are sold.

c.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The statutory tax rate for 2017, 2016 and 2015 was 38%.

On December 22, 2017, the Tax Cuts and Jobs Act (the"Act") was enacted into law. The new legislation represents fundamental and dramatic modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company's U.S. subsidiaries, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. The Company has made reasonable estimates of the effects on its deferred tax balances and reduced the deferred tax assets by $414 for the year ended December 31, 2017 due to the change in the statutory tax rate. The Act had no impact on the valuation allowance assessment of the U.S. subsidiaries.

Because of the complexity of the new intangible income rules, Global Intangible Low-Taxed Income (GILTI) and Foreign Derived Intangible Income (FDII) tax rules, the Company continues to evaluate these provisions of the Act and the application of ASC 740, Income Taxes. Under U.S. GAAP, the Company is allowed to make an accounting policy choice of either (1) treating taxes due or receivable on future U.S. inclusions/deductions in taxable income related to GILTI and FDII as a current-period expense/benefit when incurred (the “period cost method”) or (2) factoring such amounts into the Company's measurement of its deferred taxes (the “deferred method”). The Company's selection of an accounting policy with respect to the new GILTI/FDII tax rules will depend, in part, on analyzing its global income to determine whether it expects to have future U.S. inclusions or deductions in taxable income related to GILTI/FDII and, if so, what the impact is expected to be. Whether the Company expects to have future U.S. inclusions or deductions in taxable income related to GILTI/FDII depends not only on the Company's current structure and estimated future results of global operations, but also its intent and ability to modify its structure. The Company is currently in the process of analyzing its structure and, as a result, is not yet able to reasonably estimate the effect of these provisions of the Act. Therefore, the Company has not made any adjustments related to potential GILTI or FDII tax impact in its financial statements and has not made a policy decision regarding whether to record deferred tax on GILTI/FDII.

The tax impacts discussed above represent provisional amounts and the Company's current best estimates. The SEC issued SAB 118 which provides guidance on the accounting for the tax effects of the Act. In accordance with this guidance, any material adjustments recorded to the provisional amounts will be disclosed in a 2018 reporting period by the fourth quarter of 2018.

d.	Tax assessments

TAT’s income tax assessments are considered final through 2015.

Turbochrome income tax assessments are considered final through 2013.

Limco-Piedmont income tax assessments are considered final through 2012.

e.         Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2017	2016	2015
Income before taxes on income as reported in the statements of income	$4,939	$3,982	$5,256

Statutory tax rate in Israel	24%	25%	26.5%

Theoretical taxes on income	$1,185	$996	$1,393

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	518	618	224
Reduced tax rate on income derived from "Preferred Enterprises" plans	(111)	75	146
Exempt income (Bargain purchase)	-	-	(1,281)
Earnings from foreign subsidiaries (1)	371	2,685	-
Valuation allowance	8	(40)	(75)
Change in tax rate	414	-	-
Tax in respect of prior years	7	(151)	(12)
Other adjustments	45	(200)	130
Permanent differences	(104)	(118)	119
Taxes on income as reported in the statements of income	$2,333	$3,865	$644

(1)
During 2017 and 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic (Israel)	$1,337	$(650)	$3,840
Foreign (United States)	3,602	4,632	1,416

	$4,939	$3,982	$5,256

g.	Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2017	2016	2015
Current:
Domestic (Israel)	$431	$334	$225
Foreign (United States)	1,937	1,792	452

	2,368	2,126	677
Deferred:
Domestic (Israel)	210	2,135	(170)
Foreign (United States)	(252)	(245)	149

	(42)	1,890	(21)
Previous years:
Foreign (United States)	7	(151)	(12)

	7	(151)	(12)

	$2,333	$3,865	$644

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Provision for doubtful accounts	$160	$102
Unrealized gains	124	138
Provisions for employee benefits	369	476
Inventory	1,397	1,608
Goodwill and intangible assets	156	360
Tax credits carryforward	75	347
Capital and state tax losses carryforward	3,417	3,409
Net operating losses carryforward	509	817
Other	246	237
Deferred tax assets, before valuation allowance	$6,453	$7,494
Valuation allowance	(3,417)	(3,409)
Deferred tax assets, net	$3,036	$4,085

Deferred tax liabilities:
Property, plant and equipment and intangible assets	(2,120)	(2,643)
Earnings from foreign subsidiaries (1)	(2,200)	(2,259)
Other temporary differences deferred tax liabilities	(140)	(225)
Deferred tax liabilities	$(4,460)	$(5,127)

Net	$(1,424)	$(1,042)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.

The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2014	$3,574
Deductions during the year	(125)
Balance, December 31,2015	3,449

Deductions during the year	(40)
Balance, December 31,2016	3,409

Additions during the year	8
Balance, December 31,2017	$3,417

Valuation allowance are mainly related to (i) U.S. subsidiary for which valuation allowance was provided in respect of deferred tax assets resulting from carryforward of State tax losses in the amount of $ 1,431. That amount is expected to expire gradually starting from 2024 and (ii) Capital losses attributed to the company in the amount of $ 1,495.

TAT does not intend to distribute tax-exempt earnings deriving from its Approved Enterprise aggregating approximately $1,936 as of December 31, 2017, and accordingly, no deferred tax liability has been established related to these earnings. If such tax-exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such profits (23%) and an income tax liability of up to approximately $445 would be incurred as of December 31, 2017.